Subsequent Event (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 14, 2023	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Acquisition purchase price, net of cash acquired		$ 115,561	$ 90,278	$ 48,403
Subsequent Event | GroundCloud
Acquisition purchase price, net of cash acquired	$ 138,000
Maximum potential performance-based contingent consideration	$ 80,000